Federated Government Ultrashort Duration Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount			Value
	[1]	ADJUSTABLE RATE MORTGAGES—0.6%
		Federal National Mortgage Association ARM—0.6%
$ 942,930		2.938%, 4/1/2033	$ 954,137
186,215		3.512%, 9/1/2027	187,296
232,782		3.797%, 5/1/2040	237,480
63,099		3.797%, 5/1/2040	64,384
135,270		3.797%, 8/1/2040	138,061
29,998		4.172%, 5/1/2036	31,556
519,676		4.247%, 6/1/2036	539,734
303,442		4.269%, 6/1/2036	316,447
217,915		4.325%, 7/1/2033	223,306
15,022		4.459%, 8/1/2032	15,348
363,525		4.470%, 4/1/2024	368,971
741,323		4.484%, 8/1/2034	780,371
467,849		4.562%, 9/1/2035	491,924
631,230		4.656%, 9/1/2037	662,553
84,532		4.660%, 2/1/2037	88,234
107,992		4.695%, 3/1/2033	112,823
11,871		4.915%, 12/1/2032	12,496
12,877		4.965%, 2/1/2033	13,555
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $5,191,506)	5,238,676
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—51.8%
		Fannie Mae—0.4%
173,844		Fannie Mae BA 4035, Class FB, 2.976% (1-month USLIBOR +0.500%), 8/25/2039	174,264
330,963		Fannie Mae FA, Class FD, 2.976% (1-month USLIBOR +0.500%), 9/25/2038	331,304
2,560,266		Fannie Mae GS 3381, Class NF, 3.076% (1-month USLIBOR +0.600%), 2/25/2037	2,569,935
		TOTAL	3,075,503
		Federal Home Loan Mortgage Corporation REMIC—3.1%
15,355		Series 1146, Class E, 3.522% (1-month USLIBOR +1.050%), 9/15/2021	15,433
304,465		Series 1534, Class J, 3.372% (1-month USLIBOR +0.900%), 6/15/2023	306,251
301,315		Series 1632, Class FB, 3.672% (1-month USLIBOR +1.200%), 11/15/2023	303,698
172,871		Series 2111, Class MA, 2.972% (1-month USLIBOR +0.500%), 1/15/2029	173,513
176,629		Series 2111, Class MB, 2.972% (1-month USLIBOR +0.500%), 1/15/2029	177,285
180,387		Series 2111, Class MC, 2.972% (1-month USLIBOR +0.500%), 1/15/2029	181,057
110,537		Series 2286, Class FA, 2.872% (1-month USLIBOR +0.400%), 2/15/2031	110,736
50,004		Series 2292, Class KF, 2.726% (1-month USLIBOR +0.250%), 7/25/2022	49,971
250,009		Series 2296, Class FC, 2.972% (1-month USLIBOR +0.500%), 6/15/2029	250,836
353,015		Series 2326, Class FJ, 3.422% (1-month USLIBOR +0.950%), 6/15/2031	358,093
579,459		Series 2344, Class FP, 3.422% (1-month USLIBOR +0.950%), 8/15/2031	587,938
266,539		Series 2367, Class FG, 3.092% (1-month USLIBOR +0.620%), 6/15/2031	268,632
107,128		Series 2380, Class FI, 3.072% (1-month USLIBOR +0.600%), 6/15/2031	107,893
692,783		Series 2380, Class FL, 3.072% (1-month USLIBOR +0.600%), 11/15/2031	697,148
369,096		Series 2386, Class FE, 3.172% (1-month USLIBOR +0.700%), 6/15/2031	372,895
150,054		Series 2389, Class FI, 3.222% (1-month USLIBOR +0.750%), 6/15/2031	151,864
35,224		Series 2395, Class FT, 2.922% (1-month USLIBOR +0.450%), 12/15/2031	35,351
78,324		Series 2396, Class FL, 3.072% (1-month USLIBOR +0.600%), 12/15/2031	78,749
426,646		Series 2412, Class OF, 3.422% (1-month USLIBOR +0.950%), 12/15/2031	432,766

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$ 379,140		Series 2418, Class FO, 3.372% (1-month USLIBOR +0.900%), 2/15/2032	$ 383,004
202,500		Series 242, Class F29, 2.722% (1-month USLIBOR +0.250%), 11/15/2036	201,376
158,718		Series 244, Class F22, 2.822% (1-month USLIBOR +0.350%), 12/15/2036	158,201
373,955		Series 244, Class F30, 2.772% (1-month USLIBOR +0.300%), 12/15/2036	372,501
130,608		Series 2451, Class FC, 3.472% (1-month USLIBOR +1.000%), 5/15/2031	132,739
12,864		Series 2452, Class FG, 3.022% (1-month USLIBOR +0.550%), 3/15/2032	12,962
196,946		Series 2460, Class FE, 3.472% (1-month USLIBOR +1.000%), 6/15/2032	200,274
101,916		Series 2470, Class FI, 2.872% (1-month USLIBOR +0.400%), 10/15/2026	102,208
132,415		Series 2470, Class FW, 3.472% (1-month USLIBOR +1.000%), 5/15/2031	134,480
126,780		Series 2470, Class FX, 3.472% (1-month USLIBOR +1.000%), 5/15/2031	128,758
197,830		Series 2470, Class GF, 3.472% (1-month USLIBOR +1.000%), 6/15/2032	201,174
101,990		Series 2471, Class FS, 2.972% (1-month USLIBOR +0.500%), 2/15/2032	102,415
474,931		Series 2475, Class FL, 3.472% (1-month USLIBOR +1.000%), 2/15/2032	483,065
316,620		Series 2476, Class FC, 3.472% (1-month USLIBOR +1.000%), 2/15/2032	322,043
200,559		Series 2477, Class FD, 2.872% (1-month USLIBOR +0.400%), 7/15/2032	200,983
290,008		Series 2479, Class FA, 2.872% (1-month USLIBOR +0.400%), 8/15/2032	290,376
97,260		Series 2481, Class FC, 3.472% (1-month USLIBOR +1.000%), 5/15/2031	98,837
228,344		Series 2493, Class F, 2.872% (1-month USLIBOR +0.400%), 9/15/2029	228,743
351,145		Series 2495, Class F, 2.872% (1-month USLIBOR +0.400%), 9/15/2032	352,009
204,723		Series 2498, Class HF, 3.472% (1-month USLIBOR +1.000%), 6/15/2032	208,183
114,388		Series 2504, Class FP, 2.972% (1-month USLIBOR +0.500%), 3/15/2032	114,866
419,496		Series 2526, Class FC, 2.872% (1-month USLIBOR +0.400%), 11/15/2032	419,640
359,710		Series 2530, Class FK, 2.872% (1-month USLIBOR +0.400%), 6/15/2029	359,778
575,397		Series 2551, Class FD, 2.872% (1-month USLIBOR +0.400%), 1/15/2033	575,664
317,084		Series 2571, Class FK, 2.972% (1-month USLIBOR +0.500%), 9/15/2023	318,008
105,235		Series 2610, Class FD, 2.972% (1-month USLIBOR +0.500%), 12/15/2032	105,690
1,805,691		Series 2631, Class FC, 2.872% (1-month USLIBOR +0.400%), 6/15/2033	1,806,656
392,139		Series 2671, Class F, 2.922% (1-month USLIBOR +0.450%), 9/15/2033	393,144
518,064		Series 2684, Class FV, 3.372% (1-month USLIBOR +0.900%), 10/15/2033	525,972
1,884,518		Series 2750, Class FG, 2.872% (1-month USLIBOR +0.400%), 2/15/2034	1,883,054
4,324,704		Series 2750, Class FH, 2.972% (1-month USLIBOR +0.500%), 2/15/2034	4,345,371
144,547		Series 2763, Class FB, 2.822% (1-month USLIBOR +0.350%), 4/15/2032	144,517
388,867		Series 2796, Class FD, 2.822% (1-month USLIBOR +0.350%), 7/15/2026	389,469
1,062,507		Series 2812, Class LF, 2.872% (1-month USLIBOR +0.400%), 6/15/2034	1,063,134
698,269		Series 3036, Class NF, 2.772% (1-month USLIBOR +0.300%), 8/15/2035	694,675
145,226		Series 3085, Class FW, 3.172% (1-month USLIBOR +0.700%), 8/15/2035	147,010
910,235		Series 3085, Class VF, 2.792% (1-month USLIBOR +0.320%), 12/15/2035	906,597
911,974		Series 3184, Class JF, 2.872% (1-month USLIBOR +0.400%), 7/15/2036	911,051
773,340		Series 3191, Class FE, 2.872% (1-month USLIBOR +0.400%), 7/15/2036	772,408
86,448		Series 3300, Class FA, 2.772% (1-month USLIBOR +0.300%), 8/15/2035	85,987
86,754		Series 3325, Class NF, 2.772% (1-month USLIBOR +0.300%), 8/15/2035	86,292
1,104,313		Series 3380, Class FP, 2.822% (1-month USLIBOR +0.350%), 11/15/2036	1,100,002
825,561		Series 3542, Class NF, 3.222% (1-month USLIBOR +0.750%), 7/15/2036	834,548
		TOTAL	26,957,973
		Federal National Mortgage Association REMIC—9.2%
173,230		Series 1993-165, Class FE, 3.626% (1-month USLIBOR +1.150%), 9/25/2023	174,922
80,889		Series 1993-62, Class FA, 2.366% (Cost of Funds—11th District - San Francisco +1.200%), 4/25/2023	81,485
134,176		Series 1998-22, Class FA, 2.879% (1-month USLIBOR +0.400%), 4/18/2028	134,264
36,223		Series 2000-34, Class F, 2.926% (1-month USLIBOR +0.450%), 10/25/2030	36,295
27,473		Series 2000-37, Class FA, 2.976% (1-month USLIBOR +0.500%), 11/25/2030	27,500

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 53,302		Series 2001-34, Class FB, 2.779% (1-month USLIBOR +0.300%), 12/18/2028	$ 53,235
59,254		Series 2001-34, Class FL, 2.976% (1-month USLIBOR +0.500%), 8/25/2031	59,573
434,604		Series 2001-46, Class F, 2.879% (1-month USLIBOR +0.400%), 9/18/2031	435,739
219,256		Series 2001-53, Class FX, 2.826% (1-month USLIBOR +0.350%), 10/25/2031	218,418
556,971		Series 2001-56, Class FG, 2.976% (1-month USLIBOR +0.500%), 10/25/2031	559,406
183,499		Series 2001-68, Class FD, 2.976% (1-month USLIBOR +0.500%), 12/25/2031	184,084
341,771		Series 2002-17, Class JF, 3.476% (1-month USLIBOR +1.000%), 4/25/2032	347,596
336,052		Series 2002-34, Class FC, 3.479% (1-month USLIBOR +1.000%), 12/18/2031	341,633
206,284		Series 2002-37, Class F, 3.276% (1-month USLIBOR +0.800%), 11/25/2031	208,703
11,609		Series 2002-39, Class FB, 3.029% (1-month USLIBOR +0.550%), 3/18/2032	11,698
210,766		Series 2002-4, Class FJ, 2.926% (1-month USLIBOR +0.450%), 2/25/2032	211,492
109,974		Series 2002-41, Class F, 3.026% (1-month USLIBOR +0.550%), 7/25/2032	110,499
1,048,242		Series 2002-47, Class NF, 3.476% (1-month USLIBOR +1.000%), 4/25/2032	1,066,146
155,033		Series 2002-52, Class FD, 2.976% (1-month USLIBOR +0.500%), 9/25/2032	155,947
208,094		Series 2002-53, Class FG, 3.576% (1-month USLIBOR +1.100%), 7/25/2032	212,407
703,111		Series 2002-58, Class FD, 3.076% (1-month USLIBOR +0.600%), 8/25/2032	708,549
245,386		Series 2002-64, Class FJ, 3.476% (1-month USLIBOR +1.000%), 4/25/2032	249,618
180,250		Series 2002-74, Class FV, 2.926% (1-month USLIBOR +0.450%), 11/25/2032	180,938
145,189		Series 2002-75, Class FD, 3.479% (1-month USLIBOR +1.000%), 11/18/2032	147,695
515,401		Series 2002-77, Class FH, 2.879% (1-month USLIBOR +0.400%), 12/18/2032	515,479
252,820		Series 2002-8, Class FA, 3.229% (1-month USLIBOR +0.750%), 3/18/2032	255,931
92,274		Series 2002-82, Class FB, 2.976% (1-month USLIBOR +0.500%), 12/25/2032	92,674
370,714		Series 2002-82, Class FC, 3.476% (1-month USLIBOR +1.000%), 9/25/2032	377,268
170,872		Series 2002-82, Class FG, 2.926% (1-month USLIBOR +0.450%), 12/25/2032	171,412
637,453		Series 2002-89, Class F, 2.776% (1-month USLIBOR +0.300%), 1/25/2033	636,612
259,166		Series 2002-9, Class FH, 2.985% (1-month USLIBOR +0.500%), 3/25/2032	260,582
148,284		Series 2002-90, Class FH, 2.976% (1-month USLIBOR +0.500%), 9/25/2032	148,914
1,430,249		Series 2002-93, Class FJ, 3.026% (1-month USLIBOR +0.550%), 1/25/2033	1,439,469
302,041		Series 2003-102, Class FT, 2.876% (1-month USLIBOR +0.400%), 10/25/2033	302,693
811,212		Series 2003-107, Class FD, 2.976% (1-month USLIBOR +0.500%), 11/25/2033	815,048
1,960,718		Series 2003-116, Class HF, 3.026% (1-month USLIBOR +0.550%), 11/25/2033	1,974,121
599,365		Series 2003-121, Class FD, 2.876% (1-month USLIBOR +0.400%), 12/25/2033	599,682
200,060		Series 2003-14, Class FT, 2.976% (1-month USLIBOR +0.500%), 3/25/2033	200,983
363,426		Series 2003-19, Class FY, 2.876% (1-month USLIBOR +0.400%), 3/25/2033	363,600
158,187		Series 2003-2, Class FA, 2.976% (1-month USLIBOR +0.500%), 2/25/2033	158,873
279,668		Series 2003-21, Class TF, 2.926% (1-month USLIBOR +0.450%), 3/25/2033	280,345
505,528		Series 2003-66, Class FA, 2.826% (1-month USLIBOR +0.350%), 7/25/2033	504,770
588,332		Series 2003-79, Class FC, 2.926% (1-month USLIBOR +0.450%), 8/25/2033	589,057
1,120,003		Series 2004-17, Class FT, 2.876% (1-month USLIBOR +0.400%), 4/25/2034	1,120,692
1,032,989		Series 2004-2, Class FW, 2.876% (1-month USLIBOR +0.400%), 2/25/2034	1,033,675
821,592		Series 2004-49, Class FN, 2.876% (1-month USLIBOR +0.400%), 7/25/2034	822,265
2,021,352		Series 2004-49, Class FQ, 2.926% (1-month USLIBOR +0.450%), 7/25/2034	2,025,848
1,641,934		Series 2004-51, Class FY, 2.856% (1-month USLIBOR +0.380%), 7/25/2034	1,639,479
694,321		Series 2004-53, Class FC, 2.926% (1-month USLIBOR +0.450%), 7/25/2034	696,207
508,797		Series 2004-64, Class FW, 2.926% (1-month USLIBOR +0.450%), 8/25/2034	511,164
794,547		Series 2005-104, Class FA, 2.876% (1-month USLIBOR +0.400%), 12/25/2035	793,765
355,937		Series 2006-60, Class FD, 2.906% (1-month USLIBOR +0.430%), 4/25/2035	356,016
3,288,510		Series 2006-75, Class FP, 2.776% (1-month USLIBOR +0.300%), 8/25/2036	3,272,107
667,096		Series 2006-79, Class DF, 2.826% (1-month USLIBOR +0.350%), 8/25/2036	665,260
1,009,592		Series 2006-81, Class FA, 2.826% (1-month USLIBOR +0.350%), 9/25/2036	1,007,367

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 2,126,854		Series 2006-90, Class FE, 2.926% (1-month USLIBOR +0.450%), 9/25/2036	$ 2,131,980
1,139,183		Series 2006-98, Class FB, 2.786% (1-month USLIBOR +0.310%), 10/25/2036	1,133,811
3,548,177		Series 2006-W1, Class 2AF1, 2.696% (1-month USLIBOR +0.220%), 2/25/2046	3,519,939
1,140,991		Series 2008-52, Class FD, 2.826% (1-month USLIBOR +0.350%), 6/25/2036	1,136,563
18,313,205		Series 2012-116, Class FA, 2.776% (1-month USLIBOR +0.300%), 10/25/2042	18,195,312
7,299,650		Series 2016-63, Class AF, 2.976% (1-month USLIBOR +0.500%), 9/25/2046	7,289,211
15,870,699		Series 2018-95, Class FB, 2.876% (1-month USLIBOR +0.400%), 1/25/2049	15,819,892
		TOTAL	78,775,908
		Government National Mortgage Association REMIC—39.1%
58,638		Series 2001-21, Class FB, 2.877% (1-month USLIBOR +0.400%), 1/16/2027	58,659
116,377		Series 2001-22, Class FG, 2.827% (1-month USLIBOR +0.350%), 5/16/2031	116,367
302,494		Series 2004-59, Class FV, 2.730% (1-month USLIBOR +0.250%), 10/20/2033	301,328
868,542		Series 2009-96, Class GF, 2.927% (1-month USLIBOR +0.450%), 4/16/2039	869,876
12,938,354		Series 2010-62, Class PF, 2.980% (1-month USLIBOR +0.500%), 5/20/2040	12,977,383
7,459,212		Series 2011-23, Class KF, 2.877% (1-month USLIBOR +0.400%), 2/16/2041	7,449,375
5,906,884		Series 2011-51, Class FA, 2.880% (1-month USLIBOR +0.400%), 4/20/2041	5,894,854
13,204,489		Series 2011-H07, Class FA, 2.981% (1-month USLIBOR +0.500%), 2/20/2061	13,205,663
21,038,318		Series 2012-H15, Class FB, 2.981% (1-month USLIBOR +0.500%), 6/20/2062	21,040,123
5,740,237		Series 2012-H18, Class FA, 3.031% (1-month USLIBOR +0.550%), 8/20/2062	5,746,612
4,965,392		Series 2012-H18, Class SA, 3.061% (1-month USLIBOR +0.580%), 8/20/2062	4,978,665
9,950,341		Series 2012-H24, Class FC, 2.881% (1-month USLIBOR +0.400%), 10/20/2062	9,922,184
22,376,971		Series 2012-H25, Class BF, 2.861% (1-month USLIBOR +0.380%), 9/20/2062	22,327,759
18,653,358		Series 2012-H29, Class BF, 2.821% (1-month USLIBOR +0.340%), 11/20/2062	18,596,825
16,385,348		Series 2012-H29, Class CF, 2.821% (1-month USLIBOR +0.340%), 2/20/2062	16,303,916
2,499,959		Series 2012-H30, Class SA, 2.851% (1-month USLIBOR +0.370%), 12/20/2062	2,488,556
11,539,385		Series 2012-H31, Class FA, 2.831% (1-month USLIBOR +0.350%), 11/20/2062	11,502,572
26,029,525		Series 2015-H02, Class FA, 3.131% (1-month USLIBOR +0.650%), 1/20/2065	26,049,893
26,589,430		Series 2015-H06, Class FB, 3.131% (1-month USLIBOR +0.650%), 2/20/2065	26,610,840
4,312,903		Series 2016-116, Class DF, 2.880% (1-month USLIBOR +0.400%), 9/20/2046	4,298,127
22,743,785		Series 2016-120, Class FA, 2.880% (1-month USLIBOR +0.400%), 9/20/2046	22,621,958
18,646,091		Series 2016-147, Class AF, 2.880% (1-month USLIBOR +0.400%), 10/20/2046	18,572,278
17,918,612		Series 2017-4, Class FA, 2.880% (1-month USLIBOR +0.400%), 1/20/2047	17,828,343
29,445,857		Series 2019-10, Class FC, 2.930% (1-month USLIBOR +0.450%), 1/20/2049	29,427,109
36,316,286		Series 2019-6, Class FJ, 2.880% (1-month USLIBOR +0.400%), 1/20/2049	36,209,523
		TOTAL	335,398,788
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $445,473,120)	444,208,172
		GOVERNMENT AGENCIES—11.9%
	[2]	Federal Farm Credit Bank System Discount Notes—0.6%
5,000,000		2.680%, 12/12/2019	4,925,625
	[1]	Federal Farm Credit Bank System Floating Rate Notes—3.0%
10,000,000		2.346% (1-month USLIBOR -0.126%), 5/13/2019	9,999,818
5,000,000		2.387% (1-month USLIBOR -0.085%), 5/15/2019	4,999,864
5,000,000		2.458% (1-month USLIBOR -0.015%), 4/8/2020	4,998,612
1,250,000		2.600% (Secured Overnight Financing Rate +0.120%), 3/18/2021	1,249,606
5,000,000		2.677% (1-month USLIBOR +0.190%), 9/20/2019	5,004,064
		TOTAL	26,251,964
		Federal Farm Credit System—0.2%
2,000,000		1.520%, 2/3/2020	1,987,405

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank Notes—1.3%
$ 4,000,000		2.500%, 5/20/2019	$ 4,000,119
7,000,000		2.580%, 3/30/2020	7,003,178
		TOTAL	11,003,297
	[2]	Federal Home Loan Bank System Discount Notes—0.6%
5,000,000		2.440%, 10/21/2019	4,942,334
	[1]	Federal Home Loan Bank System Floating Rate Notes—4.7%
10,000,000		2.347% (1-month USLIBOR -0.125%), 6/14/2019	9,998,966
10,000,000		2.359% (1-month USLIBOR -0.120%), 6/4/2019	9,999,253
10,000,000		2.422% (1-month USLIBOR -0.055%), 12/16/2019	9,996,537
5,000,000		2.512% (3-month USLIBOR -0.185%), 5/10/2019	5,000,126
5,000,000		2.585% (Secured Overnight Financing Rate +0.105%), 10/1/2020	5,000,668
		TOTAL	39,995,550
		Federal Home Loan Mortgage Corporation—1.2%
5,000,000		0.875%, 7/19/2019	4,982,784
5,000,000		2.520%, 4/15/2020	5,000,000
		TOTAL	9,982,784
		Federal National Mortgage Association—0.3%
750,000		1.250%, 8/23/2019	747,144
2,000,000		1.250%, 8/26/2019	1,992,262
		TOTAL	2,739,406
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $101,810,461)	101,828,365
		MORTGAGE-BACKED SECURITIES—1.2%
		Federal National Mortgage Association—1.2%
9,557,203		3.000%, 11/1/2033	9,620,605
47,940		7.500%, 1/1/2032	54,753
161,090		7.500%, 8/1/2032	184,772
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,865,489)	9,860,130
		U.S. TREASURY—2.9%
		U.S. Treasury Notes—2.9%
10,000,000	[1]	United States Treasury Floating Rate Notes, 2.514% (91-day T-Bill +0.115%), 5/7/2019	9,999,781
15,000,000		United States Treasury Note, 3.375%, 11/15/2019	15,072,012
		TOTAL U.S. TREASURY (IDENTIFIED COST $25,062,241)	25,071,793
		REPURCHASE AGREEMENTS—31.6%
170,883,000		Interest in $1,045,000,000 joint repurchase agreement 2.750%, dated 4/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,045,079,826 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2043 and the market value of those underlying securities was $1,065,981,423.	170,883,000
100,000,000		Interest in $550,000,000 joint repurchase agreement 2.770%, dated 4/30/2019 under which Bank of Montreal will repurchase securities provided as collateral for $550,042,319 on 5/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/20/2049 and the market value of those underlying securities was $566,198,580.	100,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $270,883,000)	270,883,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $858,285,817)	857,090,136
		OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	(334,839)
		TOTAL NET ASSETS—100%	$ 856,755,297
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit